REVENUE - SECURITIZE, INC. AND SUBSIDIARIES - Deferred Revenue (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Movement In Contract With Customer Liability [Roll Forward]
Beginning balance	$ 6,503,357	$ 3,075,369	$ 461,208
Revenue deferred	3,657,704	33,199,862	3,286,767
Revenue recognized	(8,658,401)	(29,771,874)	(672,606)
Ending balance	$ 1,502,660	$ 6,503,357	$ 3,075,369